UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Fund	February 28, 2014 (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock – 99.39%Δ
Argentina – 3.04%
Arcos Dorados Holdings Class A	2,762,000	$24,277,980
Cresud ADR @	1,442,769	13,562,029
Grupo Clarin Class B GDR 144A #@=†	353,200	2,642,673
IRSA Inversiones y Representaciones ADR @	867,000	9,649,710
MercadoLibre	60,200	6,271,636
Pampa Energia ADR †	95,300	465,064
YPF ADR	800,000	21,528,000
		78,397,092
Bahrain – 0.06%
Aluminum Bahrain ADR 144A #@	221,400	1,468,170
		1,468,170
Brazil – 17.65%
AES Tiete	597,480	3,779,114
ALL - America Latina Logistica	6,192,900	17,840,880
B2W Cia Digital @†	3,366,500	33,420,025
Banco Santander Brasil ADR	2,850,000	14,136,000
Brasil Foods ADR	1,603,801	29,285,406
Braskem ADR †	166,927	2,320,285
Centrais Eletricas Brasileiras	2,140,204	4,567,133
Cia Siderurgica Nacional ADR	1,800,000	8,010,000
Fibria Celulose ADR †	2,015,441	21,665,991
Gerdau @	2,764,900	13,806,504
Gol Linhas Aereas Inteligentes ADR †	4,237,016	20,634,268
Hypermarcas	4,956,800	30,738,697
Itau Unibanco Holding ADR	3,600,000	47,952,000
Petroleo Brasileiro ADR	5,550,000	62,160,000
Telefonica Brasil ADR	1,369,437	25,540,000
Tim Participacoes ADR	4,804,065	118,852,568
		454,708,871
Chile – 1.20%
Sociedad Quimica y Minera de Chile ADR	1,004,308	30,932,686
		30,932,686
China/Hong Kong – 21.73%
Baidu ADR †	747,320	127,739,408
China Construction Bank	15,000,000	10,302,105
China Mengniu Dairy	4,860,000	24,924,522
China Mobile ADR	800,000	38,040,000
China Petroleum & Chemical	15,000,000	13,317,355
China Unicom Hong Kong ADR	33,116	436,138
CNOOC ADR	150,000	24,514,500

NQ- 019 [2/14] 4/14 (12352)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common StockΔ (continued)
China/Hong Kong (continued)
Fosun International	2,886,500	$3,589,272
Guangshen Railway @	11,000,000	4,989,337
Hollysys Automation Technologies †	550,000	11,115,500
Industrial & Commercial Bank of China	20,000,000	11,983,687
Kunlun Energy	13,500,000	24,110,405
NetEase ADR	58,661	4,057,581
PetroChina Class H	18,000,000	18,972,882
Shanda Games ADR @†	2,122,400	14,050,288
SINA †	1,000,000	68,330,000
Sinotrans @	15,326,332	6,833,164
Sohu.com †	1,211,500	102,965,385
Tianjin Development Holdings @†	15,559,550	10,125,020
Tom Group @†	5,738,000	1,419,611
Travelsky Technology @	6,221,000	6,276,672
Uni-President China Holdings @	31,659,000	31,615,962
		559,708,794
India – 4.73%
ICICI Bank	1,100,000	18,593,393
Indiabulls Infrastructure and Power GDR †	300,961	14,567
Indiabulls Real Estate GDR	102,021	78,250
Reliance Industries	4,500,000	58,291,231
Reliance Industries GDR 144A #	1,381,353	35,666,534
Tata Chemicals @	2,135,875	9,263,932
		121,907,907
Israel – 5.81%
Teva Pharmaceutical Industries ADR	3,000,000	149,669,998
		149,669,998
Malaysia – 0.96%
Hong Leong Bank @	3,059,889	13,238,513
UEM Sunrise	17,000,000	11,411,137
		24,649,650
Mexico – 7.06%
America Movil Series L ADR	2,000,000	38,740,000
Cemex ADR †	2,500,000	32,700,000
Desarrolladora Homex ADR †	628,103	948,436
Empresas ICA †	4,500,000	7,372,987
Fomento Economico Mexicano ADR	146,122	12,510,966
Grupo Financiero Santander
Mexico Class B ADR	2,000,000	22,080,000
Grupo Lala	2,724,000	5,675,471

2     NQ- 019 [2/14] 4/14 (12352)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Common StockΔ (continued)
Mexico (continued)
Grupo Televisa ADR	2,100,000	$61,761,000
		181,788,860
Peru – 0.75%
Cia de Minas Buenaventura ADR	1,530,573	19,285,220
		19,285,220
Poland – 1.14%
Jastrzebska Spolka Weglowa	254,155	4,342,728
Orange Polska	7,500,000	25,157,598
		29,500,326
Republic of Korea – 17.63%
E-Mart	90,000	21,435,403
Hite Jinro †	638,450	14,068,577
KB Financial Group ADR †	1,200,000	44,280,000
KCC @	118,000	57,093,562
KT ADR †	1,695,500	23,872,640
LG Display ADR †	21,331	241,894
LG Electronics	230,000	13,134,107
LG Uplus	1,840,040	18,030,135
Lotte Chilsung Beverage @	23,000	32,781,351
Lotte Confectionery @†	10,719	18,111,920
Samsung Electronics	75,000	94,869,944
Samsung Life Insurance	310,000	29,358,813
SK Communications †	171,609	984,797
SK Telecom	69,471	14,103,175
SK Telecom ADR	3,204,700	71,721,186
		454,087,504
Russia – 5.32%
Chelyabinsk Zink Plant GDR @†	143,300	586,985
Enel OGK-5 GDR †	21,161	31,799
Etalon Group GDR 144A #=†	1,616,300	7,839,055
Gazprom ADR	4,000,000	30,800,000
LUKOIL ADR	170,000	9,248,000
LUKOIL ADR (London International Exchange)	167,328	9,203,040
MegaFon GDR	450,000	13,050,000
Mobile Telesystems ADR	1,100,000	18,942,000
Rosneft GDR	2,855,464	19,274,382
Sberbank =†	5,944,801	15,032,678
Surgutneftegas ADR	500,000	3,805,000
TGK-5 †	35,084,000	1,723
X5 Retail Group GDR †	526,952	9,353,398
		137,168,060

NQ- 019 [2/14] 4/14 (12352)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common StockΔ (continued)
South Africa – 2.06%
Anglo American Platinum †	80,000	$3,414,532
ArcelorMittal South Africa †	787,278	2,941,209
Impala Platinum Holdings	500,000	5,294,568
Sasol	400,000	20,289,158
Sun International	290,543	2,561,944
Tongaat Hulett @	838,307	8,526,542
Vodacom Group	900,000	9,996,703
		53,024,656
Taiwan – 4.02%
Hon Hai Precision Industry	12,100,000	33,677,444
MediaTek	1,848,000	27,226,150
Taiwan Semiconductor Manufacturing	7,000,000	25,235,715
United Microelectronics	43,000,000	17,499,209
		103,638,518
Thailand – 1.59%
Airports of Thailand-Foreign	5,000,000	28,823,982
Bangkok Bank-Foreign	2,300,000	12,127,594
		40,951,576
Turkey – 1.33%
Turk Telekomunikasyon	951,192	2,557,408
Turkcell Iletisim Hizmetleri ADR †	2,000,000	26,120,000
Turkiye Sise ve Cam Fabrikalari	5,342,414	5,465,014
		34,142,422
United Kingdom – 0.07%
Griffin Mining @†	3,056,187	1,864,294
		1,864,294
United States – 3.24%
SunEdison †	1,600,000	29,376,000
Yahoo †	1,396,200	53,991,054
		83,367,054
Total Common Stock (cost $2,465,965,864)		2,560,261,658

Preferred Stock – 2.50%Δ
Brazil – 0.96%
Braskem Class A†	1,049,994	7,237,320
Vale Class A 6.36%	1,400,000	17,381,618
		24,618,938
Republic of Korea – 0.91%
Samsung Electronics 1.38%	23,662	23,585,232
		23,585,232

4     NQ- 019 [2/14] 4/14 (12352)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Preferred StockΔ (continued)
Russia – 0.63%
AK Transneft 0.86%=	7,239	$16,303,312
		16,303,312
Total Preferred Stock (cost $45,373,871)		64,507,482

Exchange-Traded Fund – 0.50%
iShares MSCI Turkey†	300,500	12,825,340
Total Exchange-Traded Fund (cost $13,682,561)		12,825,340

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO 144A#@=	172,132	0
Lehman Oil & Natural Gas CW 12 LEPO 144A#@=	254,590	0
Total Participation Notes (cost $8,559,056)		0

Total Value of Securities – 102.39%
(cost $2,533,581,352)		$2,637,594,480

Liabilities Net of Receivables and Other Assets – (2.39%)		(61,618,635)
Net Assets – 100.00%		$2,575,975,845

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $47,616,432, which represents 1.85% of the Fund’s net assets. See Note 5 in “Notes.”

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $284,493,100, which represented 11.04% of the Fund’s net assets. See Note 5 in “Notes.”
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2014, the aggregate value of fair valued securities was $41,817,718, which represents 1.62% of the Fund’s net assets. See Note 1 in “Notes.”

†	Non income producing security.
Δ	Securities have been classified by country of origin.

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Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 28, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	1,701,231	USD	(219,244)	3/3/14	$(28)
BNYM	HKD	327,173,279	USD	(42,157,700)	3/4/14	1,231
BNYM	ZAR	(672,236)	USD	61,456	3/3/14	(956)
BNYM	ZAR	(497,467)	USD	46,224	3/4/14	45
BNYM	ZAR	(962,333)	USD	88,693	3/5/14	(626)
BNYM	ZAR	(609,860)	USD	56,281	3/6/14	(314)
BNYM	ZAR	(768,850)	USD	71,389	3/7/14	52
						$(596)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
LEPO – Low Exercise Price Option
USD – United States Dollar
ZAR – South African Rand

6     NQ- 019 [2/14] 4/14 (12352)

Notes
Delaware Emerging Markets Fund	February 28, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

NQ- 019 [2/14] 4/14 (12352)     7

(Unaudited)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Feb. 28, 2014, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

8     NQ- 019 [2/14] 4/14 (12352)

(Unaudited)

2. Investments

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,533,581,352
Aggregate unrealized appreciation	$516,253,185
Aggregate unrealized depreciation	(412,240,057)
Net unrealized depreciation	$104,013,128

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The Regulated Investment Company Modernization Act of 2010 (Act) was enacted on Dec. 22, 2010. The Act makes changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. At Nov. 30, 2013, long-term losses of $2,500,841 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

NQ- 019 [2/14] 4/14 (12352)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$75,754,419	$2,642,673	$—	$78,397,092
Bahrain	—	1,468,170	—	1,468,170
Brazil	454,708,871	—	—	454,708,871
Chile	30,932,686	—	—	30,932,686
China/Hong Kong	559,708,794	—	—	559,708,794
India	121,893,340	14,567	—	121,907,907
Israel	149,669,998	—	—	149,669,998
Malaysia	24,649,650	—	—	24,649,650
Mexico	181,788,860	—	—	181,788,860
Peru	19,285,220	—	—	19,285,220
Poland	29,500,326	—	—	29,500,326
Republic of Korea	454,087,504	—	—	454,087,504
Russia	113,677,543	23,490,517	—	137,168,060
South Africa	53,024,656	—	—	53,024,656
Taiwan	103,638,518	—	—	103,638,518
Thailand	40,951,576	—	—	40,951,576
Turkey	34,142,422	—	—	34,142,422
United Kingdom	1,864,294	—	—	1,864,294
United States	83,367,054	—	—	83,367,054
Preferred Stock[1]	48,204,170	16,303,312	—	64,507,482
Exchange-Traded Fund	12,825,340	—	—	12,825,340
Participation Notes	—	—	—	—
Total	$2,593,675,241	$43,919,239	$—	$2,637,594,480
Foreign Currency Exchange Contracts	$—	$(596)	$—	$(596)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 38.16% and 61.84%, respectively. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs.

10     NQ- 019 [2/14] 4/14 (12352)

(Unaudited)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments.

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

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(Unaudited)

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by noncash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

At Feb. 28, 2014, the Fund had no securities out on loan.

12     NQ- 019 [2/14] 4/14 (12352)

(Unaudited)

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ- 019 [2/14] 4/14 (12352)     13

Schedule of investments
Delaware Focus Global Growth Fund	February 28, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 96.07%Δ
Brazil – 5.59%
Arezzo Industria e Comercio	179,810	$2,121,912
BM&FBovespa	502,370	2,159,094
Localiza Rent a Car	197,775	2,630,191
		6,911,197
Denmark – 2.78%
Novo Nordisk Class B	72,111	3,437,033
		3,437,033
Finland – 2.11%
Kone Class B	63,868	2,601,419
		2,601,419
France – 2.63%
Edenred	101,247	3,256,086
		3,256,086
India – 2.06%
Zee Entertainment Enterprises	586,216	2,550,664
		2,550,664
Ireland – 2.68%
Experian	182,803	3,309,178
		3,309,178
Japan – 2.82%
Japan Exchange Group	147,100	3,488,378
		3,488,378
Netherlands – 3.08%
Core Laboratories	20,220	3,802,371
		3,802,371
Spain – 2.33%
Inditex	19,990	2,877,762
		2,877,762
Switzerland – 4.69%
SGS	1,309	3,242,736
Syngenta	7,038	2,560,437
		5,803,173
Taiwan – 1.93%
Taiwan Semiconductor Manufacturing ADR	132,150	2,387,950
		2,387,950
United Kingdom – 13.76%
Admiral Group	127,254	3,057,979
Aggreko	99,822	2,607,726
Compass Group	200,566	3,172,272

NQ-581[2/14] 4/14 (12355)     1

Schedule of investments
Delaware Focus Global Growth Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
InterContinental Hotels Group	87,460	$2,844,263
Intertek Group	67,369	3,317,922
Pearson	118,325	2,007,230
		17,007,392
United States – 49.61%
Allergan	26,420	3,355,340
Celgene †	25,900	4,163,425
Crown Castle International	38,300	2,906,970
eBay †	52,825	3,104,525
EOG Resources	19,575	3,707,896
Google Class A †	3,398	4,130,779
IntercontinentalExchange Group	16,760	3,500,158
Intuit	37,425	2,924,764
MasterCard Class A	65,275	5,073,173
Microsoft	85,525	3,276,463
NeuStar Class A †	75,300	2,697,246
NIKE Class B	36,685	2,872,435
priceline.com †	4,070	5,489,779
QUALCOMM	57,850	4,355,526
Teradata †	55,080	2,529,274
VeriFone Systems †	115,400	3,340,830
Visa Class A	17,295	3,907,632
		61,336,215

Total Common Stock (cost $102,697,000)		118,768,818

	Principal amount°
Short-Term Investments – 4.33%
Repurchase Agreements – 3.17%
Bank of America Merrill Lynch
0.01%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $1,023,063 (collateralized by U.S.
government obligations 0.625% - 1.75% 2/15/17 -
5/15/22; market value $1,043,523)	1,023,062	1,023,062
Bank of Montreal
0.04%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $170,511 (collateralized by U.S.
government obligations 0.00% - 0.25% 8/21/14 -
1/31/16; market value $173,921)	170,510	170,510

2     NQ-581[2/14] 4/14 (12355)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.05%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $2,723,439 (collateralized by U.S.
government obligations 1.375% - 2.375% 9/30/14 -
1/31/21; market value $2,778,208)	2,723,428	$2,723,428
		3,917,000
U.S. Treasury Obligations – 1.16%≠
U.S. Treasury Bills
0.057% 4/24/14	1,075,784	1,075,712
0.093% 11/13/14	361,271	361,054
		1,436,766
Total Short-Term Investments (cost $5,353,726)		5,353,766

Total Value of Securities – 100.40%
(cost $108,050,726)		124,122,584

Liabilities Net of Receivables and Other Assets – (0.40%)		(493,707)
Net Assets – 100.00%		$123,628,877

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Feb. 28, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	DKK	1,207,862	USD	(222,370)	3/3/14	$1,036
BNYM	JPY	22,883,634	USD	(224,022)	3/3/14	782
						$1,818

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

NQ-581[2/14] 4/14 (12355)     3

Schedule of investments
Delaware Focus Global Growth Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
DKK – Danish Krone
JPY – Japanese Yen
USD – United States Dollar

4     NQ-581[2/14] 4/14 (12355)

Notes
Delaware Focus Global Growth Fund	February 28, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

NQ-581[2/14] 4/14 (12355)     5

(Unaudited)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund pays foreign capital gain taxes on certain foreign securities held, which are reported as components of realized and unrealized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

6     NQ-581[2/14] 4/14 (12355)

(Unaudited)

2. Investments

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$108,302,549
Aggregate unrealized appreciation	$18,554,557
Aggregate unrealized depreciation	(2,734,522)
Net unrealized appreciation	$15,820,035

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-581[2/14] 4/14 (12355)     7

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Total
Assets:
Common Stock	$118,768,818	$—	$118,768,818
Short-Term Investments	—	5,353,766	5,353,766
Total	$118,768,818	$5,353,766	$124,122,584
Foreign Currency Exchange Contracts	$—	$1,818	$1,818

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

8     NQ-581[2/14] 4/14 (12355)

(Unaudited)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

NQ-581[2/14] 4/14 (12355)     9

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

10     NQ-581[2/14] 4/14 (12355)

Schedule of investments Delaware Global Value Fund	February 28, 2014 (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock – 98.75% Δ
Canada – 6.19%
CGI Group Class A *†	23,743	$775,846
Westjet Airlines	20,602	474,429
Yamana Gold	37,902	379,397
		1,629,672
China/Hong Kong – 1.54%
CNOOC	247,000	404,848
		404,848
Denmark – 2.02%
Carlsberg Class B	5,031	530,857
		530,857
France – 11.34%
AXA	21,555	563,489
Lafarge	7,302	548,981
Sanofi	3,857	401,029
Teleperformance	8,719	554,786
Total	6,472	420,118
Vinci	6,643	496,318
		2,984,721
Indonesia – 1.03%
Bank Rakyat Indonesia Persero	340,631	272,147
		272,147
Israel – 2.88%
Teva Pharmaceutical Industries ADR	15,200	758,328
		758,328
Italy – 1.34%
UniCredit	44,349	352,891
		352,891
Japan – 10.22%
East Japan Railway	6,500	507,127
ITOCHU	32,853	407,939
Mitsubishi UFJ Financial Group	43,654	251,730
Nippon Telegraph & Telephone	11,868	664,664
Nitori Holdings	10,214	461,559
Toyota Motor	6,950	398,655
		2,691,674
Netherlands – 1.54%
Koninklijke Philips Electronics *	11,590	405,686
		405,686

NQ- 179 [2/14] 4/14 (12358)     1

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common StockΔ (continued)
Norway – 1.98%
Subsea 7	27,309	$520,982
		520,982
Russia – 1.59%
Mobile Telesystems ADR	24,300	418,446
		418,446
Switzerland – 3.24%
Aryzta †	10,234	853,997
		853,997
United Kingdom – 6.01%
National Grid	14,182	198,187
Rio Tinto	10,179	585,095
Standard Chartered	17,388	368,342
Tesco	78,299	431,645
		1,583,269
United States – 47.83%
American Airlines Group †	8,900	328,677
American Express	3,300	301,224
Apple	1,300	684,112
Caterpillar	7,100	688,487
Chevron	1,700	196,061
Cintas	7,900	479,214
Delphi Automotive	6,900	459,333
Goldman Sachs Group	4,000	665,800
Halliburton	7,900	450,300
International Business Machines	2,100	388,857
Johnson & Johnson	7,900	727,748
JPMorgan Chase	8,400	477,288
Lowe’s	8,100	405,243
Mylan †	10,200	566,814
Omnicom Group	6,400	484,352
Oracle	15,600	610,116
Pfizer	10,600	340,366
Target	4,200	262,668
Time Warner	12,200	818,986
Travelers	8,600	721,024
Viacom Class B	7,400	649,202
Wells Fargo	14,800	687,016
WESCO International †	6,600	568,986

2     NQ- 179 [2/14] 4/14 (12358)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
Western Union	37,700	$630,721
		12,592,595

Total Common Stock (cost $20,426,104)		26,000,113

	Principal amount°
Short-Term Investments – 1.92%
Repurchase Agreements – 1.84%
Bank of America Merrill Lynch
0.01%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $126,675 (collateralized by U.S.
government obligations 0.625% - 1.75% 2/15/17 -
5/15/22; market value $129,208)	126,675	126,675
Bank of Montreal
0.04%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $21,113 (collateralized by U.S.
government obligations 0.00% - 0.25% 8/21/14 -
1/31/16; market value $21,535)	21,112	21,112
BNP Paribas
0.05%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $337,214 (collateralized by U.S.
government obligations 1.375% - 2.375% 9/30/14 -
1/31/21; market value $343,996)	337,213	337,213
		485,000
U.S. Treasury Obligations – 0.08%≠
U.S. Treasury Bills
0.04% 4/24/14	10,002	10,001
0.093% 11/13/14	10,002	9,996
		19,997
Total Short-Term Investments (cost $504,996)		504,997
Total Value of Securities Before Securities Lending Collateral
(cost $20,931,100)		26,505,110

	Number of
	Shares
Securities Lending Collateral – 3.14%**
Investment Company
Delaware Investments Collateral Fund No.1	827,887	827,887
Total Securities Lending Collateral (cost $827,887)		827,887

NQ- 179 [2/14] 4/14 (12358)     3

Schedule of investments
Delaware Global Value Fund (Unaudited)

Total Value of Securities – 103.81%
(cost $21,758,987)	$27,332,997 ■
Obligation to Return Securities Lending Collateral** – (3.14%)	(827,887)
Other Liabilities Net of Receivables and Other Assets – (0.67%)	(175,758)
Net Assets – 100.00%	$26,329,352

*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $784,450 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

ADR – American Depositary Receipt

4     NQ- 179 [2/14] 4/14 (12358)

Notes Delaware Global Value Fund	February 28, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

NQ- 179 [2/14] 4/14 (12358)     5

(Unaudited)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, wheres such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

6     NQ- 179 [2/14] 4/14 (12358)

(Unaudited)

2. Investments

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$21,900,457
Aggregate unrealized appreciation	$6,255,178
Aggregate unrealized depreciation	(822,638)
Net unrealized appreciation	$5,432,540

For federal income tax purposes, at Nov. 30, 2013, capital loss carryforwards of $25,695,719 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $13,153,042 expires in 2016 and $12,542,677 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (Act) was enacted on Dec. 22, 2010. The Act makes changes to several tax rules, including providing for the unlimited carryover of future capital losses. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

NQ- 179 [2/14] 4/14 (12358)     7

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Total
Common Stock	$26,000,113	$—	$26,000,113
Short-Term Investments	—	504,997	504,997
Securities Lending Collateral	—	827,887	827,887
Total	$26,000,113	$1,332,884	$27,332,997

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

8     NQ- 179 [2/14] 4/14 (12358)

(Unaudited)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Feb. 28, 2014.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans.

NQ- 179 [2/14] 4/14 (12358)     9

(Unaudited)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by noncash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

At Feb. 28, 2014, the value of securities on loan was $784,450, for which cash collateral was received and invested in accordance with the Lending Agreement. At Feb. 28, 2014, the value of invested collateral was $827,887. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10     NQ- 179 [2/14] 4/14 (12358)

(Unaudited)

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ- 179 [2/14] 4/14 (12358)     11

Schedule of investments
Delaware International Value Equity Fund	February 28, 2014 (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock – 96.42%Δ
Canada – 7.15%
AuRico Gold	531,129	$2,619,897
CGI Group Class A *†	340,673	11,132,119
Westjet Airlines	262,690	6,049,298
Yamana Gold	355,772	3,561,256
		23,362,570
China/Hong Kong – 4.92%
CNOOC	3,488,000	5,717,038
Techtronic Industries	1,296,500	3,441,496
Yue Yuen Industrial Holdings	2,255,500	6,902,620
		16,061,154
Denmark – 2.81%
Carlsberg Class B	86,998	9,179,788
		9,179,788
France – 21.28%
AXA	425,661	11,127,602
Kering *	21,291	4,366,894
Lafarge *	103,142	7,754,444
Publicis Groupe *	93,880	8,914,958
Sanofi *	99,050	10,298,648
Teleperformance	132,347	8,421,177
Total *	125,845	8,168,996
Vinci	139,734	10,439,937
		69,492,656
Germany – 5.51%
Bayerische Motoren Werke	43,305	5,032,779
Deutsche Post	220,157	8,268,349
Stada Arzneimittel	91,193	4,688,625
		17,989,753
Indonesia – 1.05%
Bank Rakyat Indonesia Persero	4,285,500	3,423,896
		3,423,896
Israel – 3.70%
Teva Pharmaceutical Industries ADR	241,900	12,068,392
		12,068,392
Italy – 4.30%
Saipem	241,769	5,686,276
UniCredit	1,050,171	8,356,359
		14,042,635
Japan – 17.35%
Don Quijote Holdings	46,400	2,516,116

NQ- 034 [2/14] 4/14 (12351)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common StockΔ (continued)
Japan (continued)
East Japan Railway	86,244	$6,728,718
ITOCHU	664,660	8,253,158
KDDI	69,700	4,245,883
Mitsubishi UFJ Financial Group	1,724,257	9,942,913
Nippon Telegraph & Telephone	118,228	6,621,326
Nitori Holdings	129,294	5,842,649
Toyota Motor	218,300	12,521,771
		56,672,534
Netherlands – 2.38%
Koninklijke Philips Electronics *	222,295	7,781,023
		7,781,023
Norway – 1.92%
Subsea 7	329,126	6,278,833
		6,278,833
Russia – 1.57%
Mobile Telesystems ADR	298,700	5,143,614
		5,143,614
Sweden – 3.84%
Meda Class A	68,913	1,040,350
Nordea Bank	803,473	11,509,423
		12,549,773
Switzerland – 8.57%
Aryzta †	192,372	16,052,870
Novartis	133,925	11,183,255
Transocean *	18,000	763,200
		27,999,325
United Kingdom – 9.83%
National Grid	259,872	3,631,591
Rexam	758,958	6,274,685
Rio Tinto	149,154	8,573,468
Standard Chartered	252,437	5,347,547
Tesco	1,146,311	6,319,364
Vodafone Group	469,792	1,958,916
		32,105,571
United States – 0.24%
Carnival	19,800	785,268
Verizon Communications	1	42
		785,310
Total Common Stock (cost $258,424,378)		314,936,827

2     NQ- 034 [2/14] 4/14 (12351)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 2.10%
Repurchase Agreements – 1.88%
Bank of America Merrill Lynch
0.01%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $1,605,767 (collateralized by U.S.
government obligations 0.625% - 1.75%
2/15/17 - 5/15/22; market value $1,637,881)	1,605,766	$1,605,766
Bank of Montreal
0.04%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $267,628 (collateralized by U.S.
government obligations 0.00% - 0.25%
8/21/14 - 1/31/16; market value $272,981)	267,628	267,628
BNP Paribas
0.05%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $4,274,624 (collateralized by U.S.
government obligations 1.375% - 2.375%
9/30/14 - 1/31/21; market value $4,360,589)	4,274,606	4,274,606
		6,148,000
U.S. Treasury Obligations – 0.22%≠
U.S. Treasury Bills
0.04% 4/24/14	526,718	526,683
0.093% 11/13/14	195,372	195,254
		721,937
Total Short-Term Investments (cost $6,869,918)		6,869,937

Total Value of Securities Before Securities Lending Collateral
Lending Collateral – 98.52%
(cost $265,294,296)		321,806,764

	Number of
	Shares
Securities Lending Collateral – 3.73%**
Investment Company
Delaware Investments Collateral Fund No.1	12,167,226	12,167,226
Total Securities Lending Collateral (cost $12,167,226)		12,167,226

Total Value of Securities – 102.25%
(cost $277,461,522)		$333,973,990	■
Obligation to Return Securities Lending Collateral** – (3.73%)		(12,167,226)
Receivables and Other Assets Net of Liabilities – 1.48%		4,831,181
Net Assets – 100.00%		$326,637,945

NQ- 034 [2/14] 4/14 (12351)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $11,547,624 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contract was outstanding at Feb. 28, 2014:1

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	EUR	(1,745,552)	USD	2,384,198	3/3/14	$(25,097)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
EUR – European Monetary Unit
USD – United States Dollar

4     NQ- 034 [2/14] 4/14 (12351)

Notes
Delaware International Value Equity Fund	February 28, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

NQ- 034 [2/14] 4/14 (12351)     5

(Unaudited)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

6     NQ- 034 [2/14] 4/14 (12351)

(Unaudited)

2. Investments

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$286,093,266
Aggregate unrealized appreciation	$73,326,123
Aggregate unrealized depreciation	(25,445,399)
Net unrealized appreciation	$47,880,724

For federal income tax purposes, at Nov. 30, 2013, capital loss carryforwards of $196,261,080 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $74,233,023 expires in 2016, $113,289,581 expires in 2017, and $8,738,476 expires in 2019.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

NQ- 034 [2/14] 4/14 (12351)     7

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Total
Common Stock	$314,936,827	$—	$314,936,827
Short-Term Investments	—	6,869,937	6,869,937
Securities Lending Collateral	—	12,167,226	12,167,226
Total	$314,936,827	$19,037,163	$333,973,990
Foreign Currency Exchange Contract	$—	$(25,097)	$(25,097)

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund entered into these contracts to fix the U.S. dollar value of securities that it had agreed to buy or sell for the period between the date the trade was entered into and the date the security was delivered and paid for. The Fund also entered into these contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

8     NQ- 034 [2/14] 4/14 (12351)

(Unaudited)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

NQ- 034 [2/14] 4/14 (12351)     9

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2014, the value of securites on loan was $11,547,624, for which the Fund received collateral, comprised of cash collateral valued at $12,157,027, and non-cash collateral of $10,199. At Feb. 28, 2014, the value of invested collateral was $12,167,226. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

10     NQ- 034 [2/14] 4/14 (12351)

(Unaudited)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ- 034 [2/14] 4/14 (12351)     11

Schedule of Investments Delaware Macquarie Global Infrastructure Fund	February 28, 2014 (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock – 92.32%Δ
Australia – 5.50%
DUET Group	56,093	$106,140
Transurban Group	77,600	489,681
		595,821
Brazil – 2.40%
EDP – Energias do Brasil	26,000	99,093
Prumo Logistica †	258,787	101,613
Transmissora Alianca de Energia Eletrica	7,700	59,285
		259,991
Canada – 8.29%
Enbridge	11,502	486,307
TransCanada	9,355	411,928
		898,235
China – 8.17%■
Beijing Enterprises Holdings	15,000	143,804
China Merchants Holdings International	90,587	321,584
COSCO Pacific	82,225	110,191
Dalian Port PDA Class H	314,000	70,807
ENN Energy Holdings	12,000	84,891
Hopewell Highway Infrastructure	149,000	69,503
Huadian Fuxin Energy Class H	160,000	84,324
		885,104
France – 12.40%
Aeroports de Paris	1,680	203,917
Eutelsat Communications	4,803	156,684
GDF Suez	15,068	386,628
Groupe Eurotunnel	38,142	458,332
Vinci	1,840	137,472
		1,343,033
Germany – 2.93%
Fraport Frankfurt Airport Services Worldwide	1,432	114,183
Hamburger Hafen und Logistik	7,510	203,064
		317,247
Italy – 3.29%
Atlantia SpA	14,043	355,869
		355,869
Japan – 2.23%
Tokyo Gas	32,000	160,322
West Japan Railway	1,993	81,643
		241,965

NQ-211 [2/14] 4/14 (12356)     1

Schedule of Investments
Delaware Macquarie Global Infrastructure Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common StockΔ (continued)
Luxembourg – 0.95%
Intelsat †	5,168	$102,533
		102,533
Netherlands – 1.43%
Koninklijke Vopak	2,650	155,231
		155,231
Poland – 0.76%
Energa †	14,104	82,359
		82,359
Singapore – 1.95%
Hutchison Port Holdings Trust	338,000	211,250
		211,250
Spain – 1.44%
Abertis Infraestructuras	6,638	155,939
		155,939
Switzerland – 2.48%
Flughafen Zuerich	423	268,342
		268,342
United Kingdom – 8.68%
Centrica	46,891	250,491
National Grid	30,540	426,782
SSE	11,193	262,975
		940,248
United States – 29.42%
American Electric Power	4,367	219,223
American Tower	1,300	105,911
American Water Works	5,925	265,677
CMS Energy	3,500	99,505
Consolidated Edison	2,100	117,705
Corrections Corp of America	6,478	216,041
Crown Castle International †	3,600	273,240
ITC Holdings	2,021	207,355
Kinder Morgan	8,373	266,680
PG&E	6,160	271,410
Sempra Energy	3,200	302,304
Southern	10,400	440,440
Spectra Energy	4,658	173,650
Williams	5,500	227,150
		3,186,291

Total Common Stock (cost $9,382,447)		9,999,458

2     NQ-211 [2/14] 4/14 (12356)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
U.S. Master Limited Partnerships – 4.02%
Buckeye Partners	1,400	$102,522
Energy Transfer Equity	1,900	82,935
Enterprise Products Partners	2,265	152,004
Magellan Midstream Partners	1,450	98,122
Total U.S. Master Limited Partnerships (cost $380,839)		435,583

	Principal amount°
Short-Term Investments – 2.70%
Repurchase Agreements – 2.70%
Bank of America Merrill Lynch
0.01%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $76,266 (collateralized by U.S.
government obligations 0.625% - 1.75% 2/15/17 -
5/15/22; market value $77,791)	76,266	76,266
Bank of Montreal
0.04%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $12,711 (collateralized by U.S.
government obligations 0.00% - 0.25% 8/21/14 -
1/31/16; market value $12,965)	12,711	12,711
BNP Paribas
0.05%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $203,024 (collateralized by U.S.
government obligations 1.375% - 2.375% 9/30/14 -
1/31/21; market value $207,107)	203,023	203,023
Total Short-Term Investments (cost $292,000)		292,000

Total Value of Securities – 99.04%
(cost $10,055,286)		10,727,041

Receivables and Other Assets Net of Liabilities – 0.96%		103,927
Net Assets – 100.00%		$10,830,968

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

NQ-211 [2/14] 4/14 (12356)     3

Schedule of Investments
Delaware Macquarie Global Infrastructure Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 28, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	(32,466)	USD	29,063	3/3/14	$92
BNYM	AUD	(41,060)	USD	36,728	3/4/14	90
BNYM	HKD	(89,161)	USD	11,481	3/3/14	(8)
BNYM	HKD	40,543	USD	(5,227)	3/4/14	(3)
						$171

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
AUD – Australian Dollar
BNYM – Bank of New York Mellon
HKD – Hong Kong Dollar
SPA – Stand-by Purchase Agreement
USD – United States Dollar

4     NQ-211 [2/14] 4/14 (12356)

Notes Delaware Macquarie Global Infrastructure Fund	February 28, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Macquarie Global Infrastructure Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

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Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

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2. Investments

At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$10,306,183
Aggregate unrealized appreciation	$1,184,973
Aggregate unrealized depreciation	(764,115)
Net unrealized appreciation	$420,858

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Total
Common Stock	$9,999,458	$—	$9,999,458
U.S. Master Limited Partnerships	435,583	—	435,583
Short-Term Investments	—	292,000	292,000
Total	$10,435,041	$292,000	$10,727,041
Foreign Currency Exchange Contracts	$—	$171	$171

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

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4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

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The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended Feb. 28, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2014, there were no rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: